John Hancock

200 Berkeley St.

Boston, Massachusetts 02116

(617) 572-0320

Fax: (617) 572-9161

E-mail: pminella@jhancock.com

Paula J. Minella

Assistant Vice President and Senior Counsel

US Insurance Law

December 6, 2019

via EDGAR

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	John Hancock Life Insurance Company of New York

Separate Account A - File No. 811-8329

Initial Form N-6 Registration Statements under the 1933 Act

Commissioners:

Conveyed herewith via EDGAR for filing under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(i) of Regulation S-T, is the initial Form N-6 registration statement for the Separate Account A (“Registrant”) relating to the Accumulation Variable Universal Life 2019 (“AVUL NY 2019”) and Majestic Accumulation Variable Universal Life 2019 (“MAVUL NY 2019”) insurance policies to be offered by John Hancock Life Insurance Company of New York (“John Hancock NY” or the “Depositor”).

The purpose of this filing is to add the AVUL NY 2019 and MAVUL NY 2019 (collectively the “JH NY products”) prospectuses to the Registrant’s filing under the Investment Company Act of 1940 and to obtain separate 1933 Act file number for the separate account interests offered through the prospectuses.

Background of Enclosed Filing

The AVUL NY 2019 and MAVUL NY 2019 policies and prospectuses are substantially similar to the John Hancock Life Insurance Company (U.S.A.) Separate Account A - Accumulation Variable Universal Life 2019 and Majestic Accumulation Variable Universal 2019 policies and prospectuses filed by John Hancock USA (collectively “JHUSA products”). The separate account interests under the AVUL 2019 and MAVUL 2019 policies were registered by John Hancock USA Separate Account A, on September 6, 2019 under File Nos. 811-4834 and 333-233647 and 333-233648.

Other than the Registrant and Depositor, the primary difference between the enclosed JH NY products and the previously filed JHUSA products are:

(1)	The JH NY does not offer the LTC 18 Rider or the Critical Illness Rider;

(2)	The surrender charge is the maximum surrender charge is lower for JH NY policies;

(3)	The guaranteed minimum segment cap rate for the Base High Par Capped Indexed Account is 3% for policies issued in NY; and

(4)	The Maximum Loan Interest Credit Differential is 3.35% for policy years 1-10 and 2% thereafter.

Matters to be Completed by Pre-Effective Amendment

Registrant will file a pre-effective amendment to respond to comments of the Commission staff and otherwise complete the enclosed filing prior to effectiveness, including adding the required exhibits and consents, adding the audited fiscal year end 2018 financial statements for the Registrant and the Depositor and updating the references to these financial statements in the registration statement. Registrant would appreciate receiving any comments the Commission staff may have prior to that time pertaining to the enclosed registration statement.

Request for Selective Review

In view of the similarities between the enclosed JH NY products and the JH USA products, we hereby request, on behalf of Registrant and the Depositor, that the staff accord the enclosed registration statement expedited selective review.

Request for Acceleration

An oral request for acceleration of the enclosed filing may be made. The Registrant and its Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

Registrant does, hereby acknowledge and agree, that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions to the undersigned at (617) 572-0320.

Thank you.

Sincerely,

/s/ Paula J. Minella
Paula J. Minella

Enclosure